Quarterly Portfolios of Investments
Harbor ETF Trust
July 31, 2022
Harbor All-Weather Inflation Focus ETF (Consolidated)
Harbor Corporate Culture Leaders ETF
Harbor Disruptive Innovation ETF
Harbor Dividend Growth Leaders ETF
Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Long-Term Growers ETF
Harbor Scientific Alpha High-Yield ETF
Harbor Scientific Alpha Income ETF

Harbor All-Weather Inflation Focus ETF
Consolidated Portfolio of Investments—July 31, 2022 (Unaudited)

Principal Amounts, Value and Cost in Thousands
SHORT-TERM INVESTMENTS—101.5%
Principal Amount		Value
	U.S. Treasury Bills
$22,586	1.604%—09/29/2022†	$22,505
22,637	2.352%—11/03/2022†	22,492
22,520	1.176%—08/02/2022†	22,519
TOTAL SHORT-TERM INVESTMENTS
(Cost $67,544)		67,516
TOTAL INVESTMENTS—101.5%
(Cost $67,544)		67,516
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.5)%		(1,007)
TOTAL NET ASSETS—100.0%		$66,509

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Macquarie Bank Limited	0.120%	Pay	Quantix Inflation Index	08/31/2022	Monthly	$ 66,513	$ —	$ —	$—

FAIR VALUE MEASUREMENTS
As of July 31, 2022, the investments (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2. There were no Level 3 investments as of July 31, 2022 or February 9, 2022 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended July 31, 2022.

	Commodity	Weight
	Gold	25.797%
	Brent Crude Oil	15.982
	GasOil	7.685
	RBOB Gasoline	6.701
	Aluminum	6.140
	Heating Oil	6.122
	Copper	5.772
	Zinc	4.973
	Corn	4.409
	Soybean Oil	2.999
	WTI Crude Oil	2.781
	Nickel	2.694
	Soybeans	2.079
	Silver	2.037
	Sugar	1.983
	Wheat	1.844
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Corporate Culture Leaders ETF
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—99.9%
Shares		Value
AIRLINES—3.0%
1,165	Copa Holdings SA (Panama)*	$78
2,144	Delta Air Lines Inc.*	68
1,906	Southwest Airlines Co.*	73
		219
AUTOMOBILES—1.2%
6,055	Ford Motor Co.	89
BANKS—1.2%
1,083	Pinnacle Financial Partners Inc.	86
BIOTECHNOLOGY—6.5%
642	Alnylam Pharmaceuticals Inc.*	91
414	Biogen Inc.*	89
2,483	Natera Inc.*	117
1,550	Ultragenyx Pharmaceutical Inc.*	83
446	United Therapeutics Corp.*	103
		483
CAPITAL MARKETS—4.8%
310	MarketAxess Holdings Inc.	84
335	Morningstar Inc.	85
201	MSCI Inc.	97
1,218	Tradeweb Markets Inc.	86
		352
CHEMICALS—0.9%
1,210	Dow Inc.	64
COMMUNICATIONS EQUIPMENT—3.4%
759	Arista Networks Inc.*	88
1,567	Ciena Corp.*	81
490	F5 Networks Inc.*	82
		251
CONSUMER FINANCE—2.2%
140	Credit Acceptance Corp.*	81
2,402	Synchrony Financial	80
		161
DIVERSIFIED CONSUMER SERVICES—1.2%
1,208	Service Corp. International	90
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
5,362	Plug Power Inc.*	114
1,245	Trimble Inc.*	87
		201
ENTERTAINMENT—3.1%
1,348	Liberty Media Corp.*	91
840	Roku Inc.*	55
769	Spotify Technology SA (Sweden)*	87
		233
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—6.8%
566	Camden Property Trust	80
278	Essex Property Trust Inc.	79
2,246	Invitation Homes Inc.	88
3,375	JBG SMITH Properties	86
648	ProLogis Inc.	86
249	SBA Communications Corp.	83
		502
COMMON STOCKS—Continued
Shares		Value
GAS UTILITIES—1.2%
732	Atmos Energy Corp.	$89
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
2,072	Boston Scientific Corp.*	85
HOTELS, RESTAURANTS & LEISURE—1.8%
978	Hyatt Hotels Corp.*	81
1,321	Royal Caribbean Cruises Ltd. (Liberia)*	51
		132
HOUSEHOLD DURABLES—1.1%
1,919	PulteGroup Inc.	84
HOUSEHOLD PRODUCTS—2.1%
594	Kimberly-Clark Corp.	78
541	Procter & Gamble Co.	75
		153
INTERACTIVE MEDIA & SERVICES—3.9%
662	Alphabet Inc. Class C*	77
412	Meta Platforms Inc.*	66
3,863	Pinterest Inc.*	75
1,999	Zillow Group Inc. Class C*	70
		288
INTERNET & DIRECT MARKETING RETAIL—1.2%
889	Etsy Inc.*	92
IT SERVICES—7.8%
257	EPAM Systems Inc.*	90
442	Globant SA (Luxembourg)*	88
245	Mastercard Inc. Class A	87
290	MongoDB Inc.*	91
516	Snowflake Inc.*	77
5,068	Thoughtworks Holding Inc.*	79
741	Twilio Inc.*	63
		575
LEISURE PRODUCTS—1.9%
5,437	Peloton Interactive Inc.*	52
1,693	YETI Holdings Inc.*	86
		138
MACHINERY—1.2%
1,350	Graco Inc.	91
MULTI-UTILITIES—1.1%
636	DTE Energy Co.	83
PERSONAL PRODUCTS—1.1%
3,418	Herbalife Nutrition Ltd.*	83
PHARMACEUTICALS—2.2%
918	Merck & Co. Inc.	82
1,647	Pfizer Inc.	83
		165
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.4%
859	Advanced Micro Devices Inc.*	81
168	Lam Research Corp.	84
460	NVIDIA Corp.	84
766	Teradyne Inc.	77
		326

Harbor Corporate Culture Leaders ETF
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—27.3%
203	Adobe Inc.*	$83
326	ANSYS Inc.*	91
448	Atlassian Corp. plc (Australia)*	94
577	Cadence Design Systems Inc.*	107
1,024	DocuSign Inc.*	65
3,963	Dropbox Inc.*	90
2,309	Dynatrace Inc.*	87
1,026	Guidewire Software Inc.*	80
221	Intuit Inc.	101
3,475	Jamf Holding Corp.*	85
312	Microsoft Corp.	88
2,529	Ncino Inc.*	82
1,778	New Relic Inc.*	108
9,928	Palantir Technologies Inc.*	103
477	Paylocity Holding Corp.*	98
1,760	Procore Technologies Inc.*	91
191	Roper Technologies Inc.	83
183	ServiceNow Inc.*	82
2,042	Unity Software Inc.*	76
815	VMware Inc.*	95
799	Zendesk Inc.*	60
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
876	Zoom Video Communications Inc.*	$91
539	Zscaler Inc.*	83
		2,023
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
556	Apple Inc.	91
3,112	Pure Storage Inc.*	88
		179
TEXTILES, APPAREL & LUXURY GOODS—1.1%
266	Lululemon Athletica Inc. (Canada)*	83
TOTAL COMMON STOCKS
(Cost $7,999)		7,400
TOTAL INVESTMENTS—99.9%
(Cost $7,999)		7,400
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		9
TOTAL NET ASSETS—100.0%		$7,409

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or February 23, 2022 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Disruptive Innovation ETF
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.0%
Shares		Value
AUTOMOBILES—3.0%
258	Tesla Inc.*	$230
BIOTECHNOLOGY—9.5%
4,106	Akouos Inc.*	13
768	Alkermes plc (Ireland)*	20
5,111	Allogene Therapeutics Inc.*	66
1,129	Arrowhead Pharmaceuticals Inc.*	48
814	Ascendis Pharma AS ADR (Denmark)*,1	70
8,649	Autolus Therapeutics plc ADR (United Kingdom)*,1	24
2,619	Avidity Biosciences Inc.*	43
1,493	Bicycle Therapeutics plc ADR (United Kingdom)*,1	35
410	Blueprint Medicines Corp.*	21
1,173	C4 Therapeutics Inc.*	11
6,256	Cabaletta Bio Inc.*	7
666	Fate Therapeutics Inc.*	20
7,760	Freeline Therapeutics Holdings plc ADR (United Kingdom)*,1	7
246	Horizon Therapeutics plc (Ireland)*	20
2,203	Iovance Biotherapeutics Inc.*	26
797	Krystal Biotech Inc.*	58
748	Kymera Therapeutics Inc.*	17
11,750	LogicBio Therapeutics Inc.*	5
8,617	Magenta Therapeutics Inc.*	14
5,258	Precision BioSciences Inc.*	8
1,699	REGENXBIO Inc.*	53
1,658	Replimune Group Inc.*	32
4,017	Rocket Pharmaceuticals Inc.*	58
17,838	Synlogic Inc.*	17
3,673	TCR² Therapeutics Inc.*	12
1,490	UniQure NV (Netherlands)*	38
		743
CAPITAL MARKETS—0.2%
245	Coinbase Global Inc.*	15
CONTAINERS & PACKAGING—2.4%
2,491	Ball Corp.	183
ELECTRIC UTILITIES—0.4%
400	NextEra Energy Inc.	34
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
872	Wolfspeed Inc.*	73
ENTERTAINMENT—1.0%
1,001	Sea Ltd. ADR (Singapore)*,1	76
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
544	Dexcom Inc.*	45
115	IDEXX Laboratories Inc.*	46
223	Insulet Corp.*	55
689	Lantheus Holdings Inc.*	53
135	The Cooper Companies Inc.	44
		243
HEALTH CARE PROVIDERS & SERVICES—1.3%
390	Amedisys Inc.*	47
95	Humana Inc.	46
5,637	Invitae Corp.*	10
		103
HOTELS, RESTAURANTS & LEISURE—1.6%
81	Chipotle Mexican Grill Inc.*	127
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—5.4%
1,310	Alphabet Inc. Class A*	$152
1,266	Alphabet Inc. Class C*	148
407	Meta Platforms Inc.*	65
44	Twitter Inc.*	2
1,359	ZoomInfo Technologies Inc.*	51
		418
INTERNET & DIRECT MARKETING RETAIL—7.4%
2,143	Amazon.com Inc.*	289
16,944	Deliveroo plc (United Kingdom)*,2	19
1,252	DoorDash Inc.*	87
217	MercadoLibre Inc. (Argentina)*	177
		572
IT SERVICES—14.9%
165	Adyen NV (Netherlands)*,2	294
1,835	Block Inc.*	140
2,403	Cloudflare Inc.*	121
152	MongoDB Inc.*	47
2,372	Okta Inc.*	233
715	PayPal Holdings Inc.*	62
1,663	Shopify Inc. (Canada)*	58
824	Snowflake Inc.*	124
907	Twilio Inc.*	77
		1,156
LEISURE PRODUCTS—0.2%
1,964	Peloton Interactive Inc.*	19
LIFE SCIENCES TOOLS & SERVICES—4.7%
81	Bio-Rad Laboratories Inc.*	46
268	Danaher Corp.	78
470	ICON plc (Ireland)*	113
70	Lonza Group AG (Switzerland)	42
30	Mettler-Toledo International Inc.*	41
70	Thermo Fisher Scientific Inc.	42
		362
MEDIA—1.2%
3,987	ViacomCBS Inc.	94
PHARMACEUTICALS—1.1%
855	Arvinas Inc.*	45
346	Catalent Inc.*	39
		84
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—13.2%
940	Advanced Micro Devices Inc.*	89
633	Applied Materials Inc.	67
190	ASML Holding NV (Netherlands)	108
615	Lam Research Corp.	308
3,517	Microchip Technology Inc.	242
261	NVIDIA Corp.	47
931	Texas Instruments Inc.	167
		1,028
SOFTWARE—24.2%
864	Atlassian Corp. plc (Australia)*	181
1,444	Avalara Inc.*	126
1,030	Cadence Design Systems Inc.*	192
337	Datadog Inc. Class A*	34
400	Fortinet Inc.*	24
167	HubSpot Inc.*	51

Harbor Disruptive Innovation ETF
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
977	Microsoft Corp.	$274
91	MicroStrategy Inc.*	26
1,408	salesforce.com Inc.*	259
6,021	Samsara Inc.*	87
560	ServiceNow Inc.*	250
1,281	Smartsheet Inc.*	39
1,221	Workday Inc.*	189
1,138	Zendesk Inc.*	86
237	Zoom Video Communications Inc.*	25
271	Zscaler Inc.*	42
		1,885
SPECIALTY RETAIL—0.3%
1,872	AUTO1 Group SE (Germany)*,2	16
194	Carvana Co.*	6
		22
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—2.0%
1,108	T-Mobile US Inc.*	$158
TOTAL COMMON STOCKS
(Cost $9,020)		7,625
TOTAL INVESTMENTS—98.0%
(Cost $9,020)		7,625
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		153
TOTAL NET ASSETS—100.0%		$7,778

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or December 1, 2021 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $329 or 4% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Dividend Growth Leaders ETF
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.3%
Shares		Value
BANKS—3.2%
26,454	East West Bancorp Inc.	$1,899
23,469	JPMorgan Chase & Co.	2,707
		4,606
BEVERAGES—4.7%
52,272	Coca-Cola Co.	3,354
19,576	PepsiCo Inc.	3,425
		6,779
BIOTECHNOLOGY—3.9%
23,080	AbbVie Inc.	3,312
38,945	Gilead Sciences Inc.	2,327
		5,639
CAPITAL MARKETS—1.5%
28,911	Hamilton Lane Inc.*	2,185
CHEMICALS—1.7%
28,196	LyondellBasell Industries NV (Netherlands)	2,513
COMMUNICATIONS EQUIPMENT—2.2%
70,322	Cisco Systems Inc.	3,191
CONTAINERS & PACKAGING—1.7%
17,091	Packaging Corp. of America	2,403
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
34,072	Cogent Communications Holdings Inc.	2,174
ELECTRICAL EQUIPMENT—1.7%
16,438	Trane Technologies PLC (Ireland)	2,416
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.7%
47,199	National Health Investors Inc.	3,060
18,310	Sun Communities Inc.	3,002
99,424	UMH Properties Inc.	2,119
		8,181
FOOD & STAPLES RETAILING—1.9%
29,282	CVS Health Corp.	2,802
FOOD PRODUCTS—2.0%
31,757	Bunge Ltd. (Bermuda)	2,932
HEALTH CARE PROVIDERS & SERVICES—2.1%
22,386	Quest Diagnostics Inc.	3,057
HOTELS, RESTAURANTS & LEISURE—1.8%
37,939	Wyndham Hotels & Resorts Inc.	2,633
INSURANCE—6.9%
20,789	American Financial Group Inc.	2,779
62,418	American International Group Inc.	3,232
22,098	Arthur J Gallagher & Co.	3,955
		9,966
IT SERVICES—4.9%
29,202	Fidelity National Information Services Inc.	2,984
31,709	International Business Machines Corp.	4,147
		7,131
COMMON STOCKS—Continued
Shares		Value
MACHINERY—2.2%
15,359	IDEX Corp.	$3,206
MEDIA—1.7%
13,174	Nexstar Media Group Inc.	2,482
METALS & MINING—1.2%
37,303	Newmont Mining Corp.	1,689
MULTILINE RETAIL—2.3%
20,278	Target Corp.	3,313
OIL, GAS & CONSUMABLE FUELS—5.5%
42,216	ConocoPhillips	4,113
59,730	Devon Energy Corp.	3,754
		7,867
PHARMACEUTICALS—8.0%
30,538	Bristol-Myers Squibb Co.	2,253
8,351	Eli Lilly & Co.	2,753
23,020	Johnson & Johnson	4,018
27,590	Merck & Co. Inc.	2,465
		11,489
ROAD & RAIL—3.3%
20,945	Union Pacific Corp.	4,761
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.8%
13,327	Broadcom Inc.	7,136
46,933	Microchip Technology Inc.	3,232
44,884	Silicon Motion Technology Corp. ADR (Taiwan)[1]	3,829
		14,197
SOFTWARE—4.6%
23,651	Microsoft Corp.	6,640
SPECIALTY RETAIL—4.1%
19,546	Home Depot Inc.	5,882
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.7%
44,984	Apple Inc.	7,311
160,746	Hewlett Packard Enterprise	2,289
		9,600
TEXTILES, APPAREL & LUXURY GOODS—1.5%
18,980	NIKE Inc.	2,181
TOTAL COMMON STOCKS
(Cost $119,201)		141,915
TOTAL INVESTMENTS—98.3%
(Cost $119,201)		141,915
CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		2,411
TOTAL NET ASSETS—100.0%		$144,326

Harbor Dividend Growth Leaders ETF
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or October 31, 2021 .
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Energy Transition Strategy ETF
Consolidated Portfolio of Investments—July 31, 2022 (Unaudited)

Principal Amounts, Value and Cost in Thousands
SHORT-TERM INVESTMENTS—64.1%
Principal Amount		Value
	U.S. Treasury Bills
$7,545	2.352%—11/03/2022†	$7,499
7,512	1.909%—09/01/2022†	7,499
TOTAL SHORT TERM INVESTMENTS
(Cost $14,998)		14,998
TOTAL INVESTMENTS—64.1%
(Cost $14,998)		14,998
CASH AND OTHER ASSETS, LESS LIABILITIES—35.9%		8,393
TOTAL NET ASSETS—100.0%		$23,391

SWAP AGREEMENTS
OVER-THE-COUNTER (OTC) EXCESS RETURN SWAPS ON INDICES
Counterparty	Fixed Rate	Pay/Receive Fixed Rate	Reference Index[1]	Expiration Date	Payment Frequency	Notional Amount (000s)	Value (000s)	Upfront Premiums (Received)/ Paid (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	0.750%	Pay	Quantix Energy Transition Index	08/31/2022	Monthly	$ 23,393	$ —	$ —	$—

FAIR VALUE MEASUREMENTS
As of July 31, 2022, the investments (as disclosed in the preceding Portfolio of Investments and Swap Agreements schedule) were classified as Level 2. There were no Level 3 investments as of July 31, 2022 or July 13, 2022 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolio of Investments.

†	Coupon represents yield to maturity
1
The reference index components are published daily on Harbor’s website at harborcapital.com. The index is comprised of publicly traded futures contracts on physical commodities. The table below represents the reference index components as of the period ended July 31, 2022.

	Commodity	Weight
	Natural Gas (Europe)	12.720%
	Emission (EU)	12.564
	Natural Gas (US)	12.305
	Aluminum	11.017
	Silver	8.033
	Soybean Oil	7.043
	Copper	6.694
	Nickel	5.719
	Natural Gas (UK)	5.072
	Zinc	4.565
	Palladium	3.266
	Ethanol	2.985
	Platinum	2.908
	Emission (California)	2.849
	Lead	2.259
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Long-Term Growers ETF
Portfolio of Investments—July 31, 2022 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.4%
Shares		Value
AUTO COMPONENTS—0.7%
4,640	Aptiv plc (Ireland)*	$487
AUTOMOBILES—8.0%
5,921	Tesla Inc.*	5,278
BANKS—0.7%
4,115	JPMorgan Chase & Co.	475
BIOTECHNOLOGY—1.3%
3,914	AbbVie Inc.	562
1,143	Vertex Pharmaceuticals Inc.*	320
		882
CAPITAL MARKETS—1.8%
3,066	Blackstone Group Inc.	313
497	Goldman Sachs Group Inc.	166
1,616	Moody's Corp.	501
490	S&P Global Inc.	185
		1,165
DIVERSIFIED FINANCIAL SERVICES—0.4%
4,105	Apollo Global Management Inc.	234
ENERGY EQUIPMENT & SERVICES—1.5%
26,213	Schlumberger Ltd.	971
ENTERTAINMENT—1.1%
924	Netflix Inc.*	208
6,737	Roblox Corp.*	289
1,974	Spotify Technology SA (Sweden)*	223
		720
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.6%
2,957	American Tower Corp.	801
847	SBA Communications Corp.	284
		1,085
FOOD & STAPLES RETAILING—2.2%
2,702	Costco Wholesale Corp.	1,463
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
1,480	Abbott Laboratories	161
1,957	Dexcom Inc.*	161
715	Intuitive Surgical Inc.*	165
2,958	Stryker Corp.	635
		1,122
HEALTH CARE PROVIDERS & SERVICES—2.2%
7,620	Centene Corp.*	708
1,421	UnitedHealth Group Inc.	771
		1,479
HOTELS, RESTAURANTS & LEISURE—3.7%
5,758	Airbnb Inc.*	639
330	Chipotle Mexican Grill Inc.*	516
1,812	Expedia Group Inc.*	192
5,221	Hilton Worldwide Holdings Inc.	669
2,446	Marriott International Inc.	388
		2,404
INTERACTIVE MEDIA & SERVICES—7.0%
34,229	Alphabet Inc. Class A*	3,982
COMMON STOCKS—Continued
Shares		Value
INTERACTIVE MEDIA & SERVICES—Continued
3,294	Match Group Inc.*	$241
2,319	Meta Platforms Inc.*	369
		4,592
INTERNET & DIRECT MARKETING RETAIL—8.4%
35,934	Amazon.com Inc.*	4,849
832	MercadoLibre Inc. (Uruguay)*	677
		5,526
IT SERVICES—6.1%
44,946	Adyen NV ADR (Netherlands)*,1	810
3,279	Cognizant Technology Solutions Corp.	223
3,248	Mastercard Inc. Class A	1,149
3,116	Snowflake Inc.*	467
6,301	Visa Inc.	1,336
		3,985
LIFE SCIENCES TOOLS & SERVICES—2.1%
3,840	Agilent Technologies Inc.	515
1,491	Danaher Corp.	434
710	Thermo Fisher Scientific Inc.	425
		1,374
MULTILINE RETAIL—0.4%
1,705	Target Corp.	279
PERSONAL PRODUCTS—2.3%
3,120	Estée Lauder Companies Inc.	852
8,823	L'Oreal SA ADR (France)[1]	668
		1,520
PHARMACEUTICALS—5.3%
6,723	AstraZeneca plc ADR (United Kingdom)[1]	445
2,955	Bristol-Myers Squibb Co.	218
4,266	Eli Lilly & Co.	1,407
5,250	Merck & Co. Inc.	469
2,630	Novo Nordisk AS ADR (Denmark)[1]	305
3,454	Zoetis Inc.	631
		3,475
ROAD & RAIL—1.2%
33,287	Uber Technologies Inc.*	781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.4%
324	ASML Holding NV New York Registry Shares (Netherlands)	186
496	Broadcom Inc.	266
896	Lam Research Corp.	448
5,589	Marvell Technology Inc.	311
9,264	NVIDIA Corp.	1,683
		2,894
SOFTWARE—15.7%
789	Adobe Inc.*	324
2,634	Atlassian Corp. plc (Australia)*	551
2,859	CrowdStrike Holdings Inc.*	525
3,494	Datadog Inc. Class A*	356
25,599	Microsoft Corp.	7,187
336	Palo Alto Networks Inc.*	168
5,387	salesforce.com Inc.*	991
4,430	Trade Desk Inc.*	199
		10,301

Harbor Long-Term Growers ETF
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—3.3%
2,894	Home Depot Inc.	$871
886	O'Reilly Automotive Inc.*	623
10,669	TJX Companies Inc.	653
		2,147
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—11.4%
46,146	Apple Inc.	7,499
TEXTILES, APPAREL & LUXURY GOODS—3.9%
27,122	Cie Financiere Richemont SA ADR (Switzerland)[1]	324
1,903	Lululemon Athletica Inc. (Canada)*	591
8,705	LVMH Moet Hennessy Louis Vuitton SE ADR (France)[1]	1,208
4,100	NIKE Inc.	471
		2,594
TOTAL COMMON STOCKS
(Cost $62,003)		64,732
TOTAL INVESTMENTS—98.4%
(Cost $62,003)		64,732
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		1,028
TOTAL NET ASSETS—100.0%		$65,760

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1. There were no Level 3 investments as of July 31, 2022 or February 2, 2022 (inception).
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—July 31, 2022 (Unaudited)

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—98.0%
Principal Amount		Value
AEROSPACE & DEFENSE—2.7%
	Moog Inc.
$400	4.250%—12/15/2027[1]	$374
	TransDigm Inc.
100	4.875%—05/01/2029	90
400	5.500%—11/15/2027	378
		468
		842
AIRLINES—1.3%
	American Airlines Inc./AAdvantage Loyalty IP Ltd.
400	5.500%—04/20/2026[1]	394
AUTOMOBILES—2.8%
	Ford Motor Co.
200	9.625%—04/22/2030	239
	Jaguar Land Rover Automotive plc
400	5.875%—01/15/2028[1]	314
	Wabash National Corp.
400	4.500%—10/15/2028[1]	330
		883
BANKS—1.2%
	Intesa Sanpaolo SpA MTN[2]
200	5.017%—06/26/2024[1]	194
	UniCredit SpA MTN[2]
200	7.296%—04/02/2034[1,3]	185
		379
BEVERAGES—1.4%
	Primo Water Holdings Inc.
500	4.375%—04/30/2029[1]	433
BUILDING PRODUCTS—1.2%
	James Hardie International Finance DAC
400	5.000%—01/15/2028[1]	371
CAPITAL MARKETS—0.9%
	Brightsphere Investment Group Inc.
300	4.800%—07/27/2026	277
CHEMICALS—1.4%
	Chemours Co.
100	5.750%—11/15/2028[1]	95
	Schweitzer-Mauduit International Inc.
400	6.875%—10/01/2026[1]	353
		448
COMMERCIAL SERVICES & SUPPLIES—3.0%
	Cimpress plc
400	7.000%—06/15/2026[1]	335
	CoreCivic Inc.
200	4.750%—10/15/2027	168
	Matthews International Corp.
100	5.250%—12/01/2025[1]	91
	Prime Security Services Borrower LLC / Prime Finance Inc.
200	6.250%—01/15/2028[1]	184
	Tervita Corp.
153	11.000%—12/01/2025[1]	166
		944
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSTRUCTION & ENGINEERING—3.5%
	AECOM
$200	5.125%—03/15/2027	$203
	Arcosa Inc.
400	4.375%—04/15/2029[1]	356
	KBR Inc.
200	4.750%—09/30/2028[1]	181
	VM Consolidated Inc.
400	5.500%—04/15/2029[1]	351
		1,091
CONSTRUCTION MATERIALS—0.3%
	Brundage Bone Concrete
100	6.000%—02/01/2026[1]	90
CONSUMER FINANCE—0.6%
	Enova International Inc.
198	8.500%—09/15/2025[1]	183
CONTAINERS & PACKAGING—1.4%
	Sealed Air Corp.
400	6.875%—07/15/2033[1]	428
DIVERSIFIED FINANCIAL SERVICES—1.8%
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
200	4.750%—09/15/2024	196
200	5.250%—05/15/2027	193
		389
	LPL Holdings Inc.
200	4.375%—05/15/2031[1]	182
		571
DIVERSIFIED TELECOMMUNICATION SERVICES—2.5%
	Frontier Communications Holdings LLC
200	6.000%—01/15/2030[1]	169
	Lumen Technologies Inc.
100	4.500%—01/15/2029[1]	79
500	5.375%—06/15/2029[1]	419
		498
	Nokia OYJ
100	6.625%—05/15/2039	103
		770
ENERGY EQUIPMENT & SERVICES—3.2%
	Ensign Drilling Inc.
400	9.250%—04/15/2024[1]	373
	Global Partners LP / GLP Finance Co.
400	6.875%—01/15/2029	365
	Patterson-UTI Energy Inc.
300	5.150%—11/15/2029	270
		1,008
ENTERTAINMENT—0.5%
	AMC Entertainment Holdings Inc.
200	10.000%—06/15/2026[1]	159
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.5%
	Iron Mountain Inc.
400	5.250%—07/15/2030[1]	375
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC
400	7.875%—02/15/2025[1]	403
		778

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
FOOD & STAPLES RETAILING—0.9%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
$300	5.875%—02/15/2028[1]	$291
FOOD PRODUCTS—0.3%
	Pilgrim's Pride Corp.
100	3.500%—03/01/2032[1]	85
HEALTH CARE PROVIDERS & SERVICES—3.2%
	Acadia Healthcare Co. Inc.
400	5.500%—07/01/2028[1]	396
	Centene Corp.
200	4.625%—12/15/2029	197
	DaVita Inc.
500	4.625%—06/01/2030[1]	411
		1,004
HOTELS, RESTAURANTS & LEISURE—4.3%
	Arrow Bidco LLC
400	9.500%—03/15/2024[1]	402
	Hilton Domestic Operating Co. Inc.
200	5.750%—05/01/2028[1]	201
	New Red Finance Inc.
300	3.875%—01/15/2028[1]	278
	Yum! Brands Inc.
400	3.625%—03/15/2031	363
100	4.750%—01/15/2030[1]	97
		460
		1,341
INSURANCE—0.9%
	Enstar Finance LLC
300	5.750%—09/01/2040[3]	281
INTERNET & DIRECT MARKETING RETAIL—0.6%
	Cogent Communications Group Inc.
200	7.000%—06/15/2027[1]	201
IT SERVICES—1.5%
	Gartner Inc.
100	3.625%—06/15/2029[1]	91
200	4.500%—07/01/2028[1]	193
		284
	Unisys Corp.
200	6.875%—11/01/2027[1]	189
		473
MACHINERY—0.9%
	Hillenbrand Inc.
300	5.000%—09/15/2026	292
MEDIA—4.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
300	4.250%—01/15/2034[1]	248
	Dish DBS Corp.
500	7.375%—07/01/2028	358
	Sirius XM Radio Inc.
500	4.000%—07/15/2028[1]	465
	Telesat Canada / Telesat LLC
200	5.625%—12/06/2026[1]	128
200	6.500%—10/15/2027[1]	84
		212
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Videotron Ltd.
$200	3.625%—06/15/2029[1]	$175
		1,458
METALS & MINING—5.4%
	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp
400	7.500%—05/01/2025[1]	396
	Arconic Corp.
400	6.125%—02/15/2028[1]	401
	Carpenter Technology Corp.
200	7.625%—03/15/2030	183
	FMG Resources August 2006 Pty Ltd.
400	4.375%—04/01/2031[1]	348
	Warrior Met Coal Inc.
400	7.875%—12/01/2028[1]	371
		1,699
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
	New Residential Investment Corp.
500	6.250%—10/15/2025[1]	456
OIL, GAS & CONSUMABLE FUELS—17.9%
	Antero Resources Corp.
350	7.625%—02/01/2029[1]	369
	Baytex Energy Corp.
400	8.750%—04/01/2027[1]	408
	California Resources Corp.
400	7.125%—02/01/2026[1]	399
	Civitas Resources Inc.
100	5.000%—10/15/2026[1]	94
	Coronado Finance Pty Ltd.
130	10.750%—05/15/2026[1]	136
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
400	6.000%—02/01/2029[1]	365
	CVR Energy Inc.
200	5.250%—02/15/2025[1]	192
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
400	7.125%—06/01/2028[1]	366
	EnLink Midstream Partners LP
500	5.450%—06/01/2047	382
100	5.600%—04/01/2044	78
		460
	Murphy Oil Corp.
300	6.125%—12/01/2042	236
	Murphy Oil USA Inc.
400	4.750%—09/15/2029	387
	New Fortress Energy Inc.
400	6.750%—09/15/2025[1]	391
	Parkland Corp.
400	5.875%—07/15/2027[1]	391
	PDC Energy Inc.
400	5.750%—05/15/2026	392
	Talos Production Inc.
100	12.000%—01/15/2026	107
	Transocean Inc.
100	8.000%—02/01/2027[1]	67
100	11.500%—01/30/2027[1]	95
		162

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	W&T Offshore Inc.
$300	9.750%—11/01/2023[1]	$290
	Western Midstream Operating LP
500	5.500%—02/01/2050	448
		5,593
PAPER & FOREST PRODUCTS—0.8%
	Louisiana-Pacific Corp.
300	3.625%—03/15/2029[1]	260
PERSONAL PRODUCTS—1.3%
	Coty Inc.
400	6.500%—04/15/2026[1]	392
PHARMACEUTICALS—1.0%
	Bausch Health Cos. Inc.
200	7.250%—05/30/2029[1]	109
	Perrigo Finance Unlimited Co.
200	3.900%—12/15/2024	198
		307
PROFESSIONAL SERVICES—3.5%
	ASGN Inc.
500	4.625%—05/15/2028[1]	465
	Korn Ferry
200	4.625%—12/15/2027[1]	188
	TriNet Group Inc.
500	3.500%—03/01/2029[1]	439
		1,092
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
	Entegris Inc.
300	3.625%—05/01/2029[1]	266
SOFTWARE—3.4%
	Fair Isaac Corp.
200	4.000%—06/15/2028[1]	187
	Open Text Corp.
300	3.875%—02/15/2028[1]	277
	PTC Inc.
400	3.625%—02/15/2025[1]	390
	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
235	3.875%—02/01/2029[1]	211
		1,065
SPECIALTY RETAIL—3.5%
	Academy Ltd.
400	6.000%—11/15/2027[1]	371
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SPECIALTY RETAIL—Continued
	Arko Corp.
$400	5.125%—11/15/2029[1]	$337
	Bath & Body Works Inc.
400	6.625%—10/01/2030[1]	383
		1,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
	Pitney Bowes Inc.
400	6.875%—03/15/2027[1]	323
	Seagate HDD Cayman Co.
500	4.125%—01/15/2031	437
		760
THRIFTS & MORTGAGE FINANCE—2.5%
	Home Point Capital Inc.
200	5.000%—02/01/2026[1]	138
	MGIC Investment Corp.
300	5.250%—08/15/2028	289
	Nationstar Mortgage Holdings Inc.
400	5.500%—08/15/2028[1]	353
		780
TOBACCO—1.5%
	Vector Group Ltd.
500	5.750%—02/01/2029[1]	455
TRADING COMPANIES & DISTRIBUTORS—2.2%
	Fortress Transportation and Infrastructure Investors LLC
300	9.750%—08/01/2027[1]	304
	GYP Holdings III Corp.
200	4.625%—05/01/2029[1]	162
	WESCO Distribution Inc.
200	7.250%—06/15/2028[1]	208
		674
WIRELESS TELECOMMUNICATION SERVICES—0.7%
	T-Mobile USA Inc.
250	2.250%—02/15/2026	233
TOTAL CORPORATE BONDS & NOTES
(Cost $32,513)		30,598
TOTAL INVESTMENTS—98.0%
(Cost $32,513)		30,598
CASH AND OTHER ASSETS, LESS LIABILITIES—2.0%		625
TOTAL NET ASSETS—100.0%		$31,223

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of July, 31 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Scientific Alpha High-Yield ETF
Portfolio of Investments—Continued

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $23,255 or 74% of net assets.

2	MTN after the name of a security stands for Medium Term Note.
3	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Scientific Alpha Income ETF
Portfolio of Investments—July 31, 2022 (Unaudited)

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—89.1%
Principal Amount		Value
AEROSPACE & DEFENSE—4.8%
	BAE Systems Holdings Inc.
$300	3.800%—10/07/2024[1]	$297
	Hexcel Corp.
100	4.200%—02/15/2027	97
	Howmet Aerospace Inc.
100	3.000%—01/15/2029	90
200	5.900%—02/01/2027	208
		298
	L3Harris Technologies Inc.
200	4.400%—06/15/2028	202
	Moog Inc.
200	4.250%—12/15/2027[1]	187
	Raytheon Tech Corp.
200	3.200%—03/15/2024	200
	TransDigm Inc.
200	5.500%—11/15/2027	189
		1,470
AIRLINES—1.6%
	Delta Air Lines Inc. / SkyMiles IP Ltd.
300	4.500%—10/20/2025[1]	297
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
200	6.500%—06/20/2027[1]	202
		499
AUTOMOBILES—1.0%
	Jaguar Land Rover Automotive plc
200	5.500%—07/15/2029[1]	155
200	5.875%—01/15/2028[1]	157
		312
BEVERAGES—0.9%
	Keurig Dr Pepper Inc.
200	0.750%—03/15/2024	192
100	3.400%—11/15/2025	99
		291
BIOTECHNOLOGY—1.9%
	Abbvie Inc.
100	2.950%—11/21/2026	98
200	4.250%—11/14/2028	204
		302
	Gilead Sciences Inc.
300	0.750%—09/29/2023	291
		593
BUILDING PRODUCTS—1.2%
	Carlisle Cos. Inc.
200	3.750%—12/01/2027	194
	James Hardie International Finance DAC
200	5.000%—01/15/2028[1]	186
		380
CHEMICALS—3.8%
	HB Fuller Co.
100	4.250%—10/15/2028	90
	Lyondellbasell Industries NV
200	5.750%—04/15/2024	205
	Mineral Resources Ltd.
200	8.500%—05/01/2030[1]	203
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CHEMICALS—Continued
	Minerals Technologies Inc.
$100	5.000%—07/01/2028[1]	$92
	Olin Corp.
100	5.625%—08/01/2029	96
	Valvoline Inc.
200	4.250%—02/15/2030[1]	182
	Yara International ASA
300	4.750%—06/01/2028[1]	289
		1,157
COMMERCIAL SERVICES & SUPPLIES—1.0%
	Republic Services Inc.
300	2.500%—08/15/2024	294
COMMUNICATIONS EQUIPMENT—0.7%
	Motorola Solutions Inc.
200	4.600%—02/23/2028	200
CONSTRUCTION & ENGINEERING—0.3%
	Arcosa Inc.
100	4.375%—04/15/2029[1]	89
CONTAINERS & PACKAGING—2.5%
	Amcor Finance USA Inc.
300	3.625%—04/28/2026	290
	Graphic Packaging International LLC
200	3.500%—03/15/2028-03/01/2029[1]	183
	Sealed Air Corp.
100	6.875%—07/15/2033[1]	107
	Silgan Holdings Inc.
200	4.125%—02/01/2028	188
		768
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
	Colombia Telecomunicaciones SA ESP
200	4.950%—07/17/2030[1]	162
	T-Mobile USA Inc.
200	2.625%—02/15/2029	179
		341
ELECTRIC UTILITIES—2.8%
	Alexander Funding Trust
300	1.841%—11/15/2023[1]	287
	American Electric Power
200	0.750%—11/01/2023	194
	FirstEnergy Transmission LLC
200	4.350%—01/15/2025[1]	199
	Xcel Energy Inc.
200	0.500%—10/15/2023	193
		873
ELECTRICAL EQUIPMENT—0.7%
	Trimble Inc.
200	4.900%—06/15/2028	201
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.6%
	Allegion US Holding Co.
200	3.200%—10/01/2024	196
ENERGY EQUIPMENT & SERVICES—2.1%
	Enterprise Products Operating LLC
200	3.900%—02/15/2024	201

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ENERGY EQUIPMENT & SERVICES—Continued
	Patterson-UTI Energy Inc.
$100	3.950%—02/01/2028	$86
200	5.150%—11/15/2029	179
		265
	USA Compression Partners LP / USA Compression Finance Corp.
200	6.875%—04/01/2026	188
		654
EQUITY REAL ESTATE INVESTMENT—0.7%
	Welltower Inc.
200	3.625%—03/15/2024	200
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.4%
	American Tower Corp.
300	2.750%—01/15/2027	281
	GLP Capital LP / GLP Financing II Inc.
300	5.375%—11/01/2023-04/15/2026	299
	Host Hotels + Resorts LP
200	3.875%—04/01/2024	198
	VICI Properties LP / VICI Note Co. Inc.
300	3.750%—02/15/2027[1]	275
		1,053
FOOD & STAPLES RETAILING—0.8%
	CDW LLC / CDW Finance Corp.
300	3.250%—02/15/2029	258
FOOD PRODUCTS—5.4%
	ConAgra Brands Inc.
200	4.600%—11/01/2025	203
	General Mills Inc.
200	3.650%—02/15/2024	201
	Kellogg Co.
200	2.650%—12/01/2023	198
	Lamb Weston Holdings Inc.
300	4.125%—01/31/2030[1]	280
	Mondelez International Hldings Ne Co.
200	0.750%—09/24/2024[1]	188
	Pilgrim's Pride Corp.
200	4.250%—04/15/2031[1]	180
100	5.875%—09/30/2027[1]	100
		280
	Tyson Foods Inc.
300	4.000%—03/01/2026	304
		1,654
HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
	DH Europe Finance II Sarl
300	2.200%—11/15/2024	291
	Edwards Lifesciences Corp.
200	4.300%—06/15/2028	202
	Hologic Inc.
300	3.250%—02/15/2029[1]	273
		766
HEALTH CARE PROVIDERS & SERVICES—4.3%
	Acadia Healthcare Co. Inc.
100	5.000%—04/15/2029[1]	97
	AmerisourceBergen Corp.
200	3.400%—05/15/2024	199
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	AMN Healthcare Inc.
$100	4.625%—10/01/2027[1]	$96
	Centene Corp.
300	3.375%—02/15/2030	273
	Cigna Corp.
200	0.613%—03/15/2024	191
	McKesson Corp.
200	1.300%—08/15/2026	182
100	3.796%—03/15/2024	100
		282
	Molina Healthcare Inc.
200	3.875%—11/15/2030[1]	185
		1,323
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.6%
	Nextera Energy Operating Partners LP
200	4.250%—07/15/2024[1]	198
INSURANCE—0.6%
	Anthem Inc.
200	3.350%—12/01/2024	199
IT SERVICES—1.6%
	Gartner Inc.
200	3.625%—06/15/2029[1]	183
100	4.500%—07/01/2028[1]	97
		280
	Verisign Inc.
200	5.250%—04/01/2025	204
		484
LEISURE PRODUCTS—0.7%
	Mattel Inc.
200	5.875%—12/15/2027[1]	205
LIFE SCIENCES TOOLS & SERVICES—0.9%
	PerkinElmer Inc.
300	0.850%—09/15/2024	282
MACHINERY—1.3%
	nVent Finance Sarl
200	4.550%—04/15/2028	196
	Westinghouse Air Brake Technologies Corp.
200	4.400%—03/15/2024	200
		396
MEDIA—1.9%
	RELX Capital Inc.
300	4.000%—03/18/2029	300
	Sirius XM Radio Inc.
300	4.000%—07/15/2028[1]	279
		579
METALS & MINING—5.9%
	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp.
100	7.500%—05/01/2025[1]	99
	Anglo American Capital plc
200	3.625%—09/11/2024[1]	197
	Arconic Corp.
300	6.125%—02/15/2028[1]	301

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
METALS & MINING—Continued
	Commercial Metals Co.
$100	3.875%—02/15/2031	$83
100	4.125%—01/15/2030	88
100	4.375%—03/15/2032	86
		257
	FMG Resources August 2006 Pty Ltd.
200	4.375%—04/01/2031[1]	174
100	4.500%—09/15/2027[1]	92
		266
	Glencore Funding LLC
300	4.000%—03/27/2027[1]	291
	Reliance Steel & Aluminum Co.
200	1.300%—08/15/2025	184
	Steel Dynamics Inc.
200	5.000%—12/15/2026	200
		1,795
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.3%
	Starwood Property Trust Inc.
100	4.750%—03/15/2025	99
OIL, GAS & CONSUMABLE FUELS—14.9%
	Antero Resources Corp.
200	7.625%—02/01/2029[1]	211
100	8.375%—07/15/2026[1]	109
		320
	Athabasca Oil Corp.
85	9.750%—11/01/2026[1]	86
	Baytex Energy Corp.
100	8.750%—04/01/2027[1]	102
	California Resources Corp.
200	7.125%—02/01/2026[1]	200
	Coronado Finance Pty Ltd.
200	10.750%—05/15/2026[1]	209
	CVR Energy Inc.
200	5.250%—02/15/2025[1]	192
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
100	7.125%—06/01/2028[1]	92
	Enbridge Inc.
200	2.500%—01/15/2025	194
100	3.500%—06/10/2024	100
		294
	EnLink Midstream Partners LP
100	4.400%—04/01/2024	100
	Kinder Morgan Inc.
200	5.625%—11/15/2023[1]	203
	Marathon Petroleum Corp.
200	4.700%—05/01/2025	204
	Murphy Oil USA Inc.
200	3.750%—02/15/2031[1]	183
	New Fortress Energy Inc.
300	6.750%—09/15/2025[1]	293
	Occidental Petroleum Corp.
200	6.950%—07/01/2024	210
	PDC Energy Inc.
200	5.750%—05/15/2026	196
	Phillips 66 Co.
300	0.900%—02/15/2024	289
	Pioneer Natural Resource Co.
300	0.550%—05/15/2023	294
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
$300	5.000%—01/15/2028	$295
	Western Midstream Operating LP
200	3.350%—02/01/2025	196
	Williams Companies Inc.
200	4.300%—03/04/2024	201
100	4.550%—06/24/2024	101
		302
	Woodside Finance Ltd.
300	4.500%—03/04/2029[1]	294
		4,554
PHARMACEUTICALS—3.6%
	Bayer US Finance LLC Co.
300	3.375%—10/08/2024[1]	295
	Horizon Therapeutics USA Inc.
200	5.500%—08/01/2027[1]	199
	Perrigo Finance Unlimitd Co.
200	3.900%—12/15/2024	198
	Takeda Pharmaceutical Co. Ltd.
200	4.400%—11/26/2023	202
	Zoetis Inc.
200	3.900%—08/20/2028	200
		1,094
PROFESSIONAL SERVICES—0.9%
	ASGN Inc.
200	4.625%—05/15/2028[1]	186
	TriNet Group Inc.
100	3.500%—03/01/2029[1]	88
		274
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
	Broadcom Inc.
300	1.950%—02/15/2028[1]	264
	Entegris Inc.
100	3.625%—05/01/2029[1]	89
100	4.375%—04/15/2028[1]	94
		183
		447
SOFTWARE—3.3%
	Fair Isaac Corp.
300	4.000%—06/15/2028[1]	280
	Open Text Corp.
300	3.875%—02/15/2028[1]	277
	Oracle Corp.
300	2.300%—03/25/2028	269
	Roper Technologies Inc.
200	3.650%—09/15/2023	201
		1,027
SPECIALTY RETAIL—1.0%
	O'Reilly Automotive Inc.
300	3.600%—09/01/2027	298
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
	Seagate HDD Cayman Co.
100	4.091%—06/01/2029	91

Harbor Scientific Alpha Income ETF
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TEXTILES, APPAREL & LUXURY GOODS—0.6%
	Michael Kors USA Inc.
$200	4.250%—11/01/2024[1]	$192
TOBACCO—3.7%
	Altria Group Inc.
300	4.800%—02/14/2029	299
	B.A.T Capital Corp.
300	2.259%—03/25/2028	257
	Imperial Brands Finance plc Co.
300	3.125%—07/26/2024[1]	290
	Vector Group Ltd.
300	5.750%—02/01/2029[1]	273
		1,119
TRADING COMPANIES & DISTRIBUTORS—0.7%
	Ferguson Finance plc
200	4.500%—10/24/2028[1]	200
TRANSPORTATION INFRASTRUCTURE—0.7%
	Transurban Finance Co. Pty Ltd.
200	4.125%—02/02/2026[1]	200
TOTAL CORPORATE BONDS & NOTES
(Cost $28,451)		27,305

FOREIGN GOVERNMENT OBLIGATIONS—6.5%
	Bahrain Government International Bond
200	7.000%—01/26/2026[1]	207
FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	Brazilian Government International Bond
$200	4.625%—01/13/2028	$196
	Dominican Republic International Bond
200	5.950%—01/25/2027[1]	197
	Egypt Government International Bond MTN[2]
200	5.875%—02/16/2031	124
	Hungary Government International Bond
200	5.375%—03/25/2024	204
	Indonesia Government International Bond
200	3.500%—01/11/2028	196
	Mexico Government International Bond
200	3.750%—01/11/2028	197
	Oman Government International Bond
200	4.750%—06/15/2026[1]	196
	Panama Government International Bond
200	3.875%—03/17/2028	194
	Philippine Government International Bond
200	4.200%—01/21/2024	202
	Russian Foreign Bond - Eurobond
200	4.250%—06/23/2027[1]	83
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,364)		1,996
TOTAL INVESTMENTS—95.6%
(Cost $30,815)		29,301
CASH AND OTHER ASSETS, LESS LIABILITIES—4.4%		1,341
TOTAL NET ASSETS—100.0%		$30,642

FAIR VALUE MEASUREMENTS
All investments as of July 31, 2022 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2. There were no Level 3 investments as of July 31, 2022 or October 31, 2021.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of July 31, 2022, the aggregate value of these securities was $12,848 or 42% of net assets.

2	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor ETF Trust
Notes to Portfolios of Investments—July 31, 2022 (Unaudited)

Note 1—Organizational Matters
Harbor ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of July 31, 2022, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). The shares of each Fund are listed and traded on NYSE Arca, Inc. Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Harbor All-Weather Inflation Focus ETF (Consolidated)	Harbor Energy Transition Strategy ETF (Consolidated)
Harbor Corporate Culture Leaders ETF	Harbor Long-Term Growers ETF
Harbor Disruptive Innovation ETF	Harbor Scientific Alpha High-Yield ETF
Harbor Dividend Growth Leaders ETF	Harbor Scientific Alpha Income ETF
  Note 2—Significant Accounting Policies
Security Valuation
The Trust’s valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as futures contracts and options contracts, including rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Harbor ETF Trust
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Swap agreements (including over-the-counter and centrally cleared swaps) derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These derivative instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadvisor provides a valuation, typically using its own proprietary models. The value of these instruments can be determined by a pricing vendor or subadvisor using a series of techniques, including simulation pricing models. The pricing models may use inputs such as issuer details, indices, exchange rates, interest rates, yield curves, and credit spreads, that are observed from actively quoted markets. Swap agreements are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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